Document and Entity Information	Dec. 03, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	KELLY SERVICES INC
Entity Incorporation State Country Code	DE
Amendment Flag	true
Entity Central Index Key	0000055135
Document Type	8-K/A
Document Period End Date	Dec. 03, 2024
Entity File Number	0-1088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 WEST BIG BEAVER ROAD
Entity Address, City or Town	TROY
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	(248)
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K initially furnished by Kelly Services, Inc. (the “Company”) with the Securities and Exchange Commission on December 3, 2024 (the “Original Report”). This Amendment is filed solely to correct a clerical error. In the second sentence, the reference to the date of expiration of the authorization of the share repurchase program has been replaced with the correct date of December 2, 2026. Except as set forth in this Amendment, no other modifications have been made to the Original Report.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common
Trading Symbol	KELYB
Security Exchange Name	NASDAQ